Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Information About Subsidiaries

Company Entity	Date of Incorporation	Jurisdiction of Incorporation	Effective Interest (Note 13(e))

Eupraxia Holdings, Inc.	October 10, 2012	Delaware, USA	95%
Eupraxia Pharmaceuticals USA, LLC	October 10, 2012	Delaware, USA	95%
AMDM Holdings Inc. (2)	April 6, 2016	Washington, USA	95%
Eupraxia Pharma, Inc.	January 7, 2021	Delaware, USA	95%
Eupraxia Pharmaceuticals Australia Pty Ltd.	July 4, 2022	Victoria, Australia	100	% (1)
Eupraxia Pharma USA Inc.	May 17, 2023	Delaware, USA	100	% (1)

(1)	Wholly-owned subsidiary of Eupraxia Pharmaceuticals Inc.
(2)	Date of Control occurred on January 31, 2021 (see Note 13(e)).

Summary of Property Plant And Equipment Estimated Useful Life
Equipment is recorded at historical cost less accumulated depreciation and accumulated impairment losses. Depreciation is provided over the estimated useful lives of the assets as follows:

Computers	45% declining balance
Office furniture and equipment	20% declining balance
Leasehold improvements	straight-line over the shorter of the initial term of the lease or useful life
Lab equipment	20% declining balance